Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities available-for-sale (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 5,307,250	$ 5,345,877
Gross Unrealized Gains	73,411	79,357
Gross Unrealized Losses	65,502	130,434
Investment securities available-for-sale, at fair value	5,315,159	5,294,800
Weighted Average Yield	2.04%	2.30%
Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	44,905
Investment securities available-for-sale, at fair value	45,302
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,342,575
Investment securities available-for-sale, at fair value	2,337,690
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	264,266
Investment securities available-for-sale, at fair value	268,084
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,654,153
Investment securities available-for-sale, at fair value	2,661,461
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	698,003	26,474
Gross Unrealized Gains	2,226	2,008
Gross Unrealized Losses	75	0
Investment securities available-for-sale, at fair value	700,154	28,482
Weighted Average Yield	1.14%	3.85%
US Treasury Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	698,003	26,474
Gross Unrealized Gains	2,226	2,008
Gross Unrealized Losses	75	0
Investment securities available-for-sale, at fair value	700,154	28,482
Weighted Average Yield	1.14%	3.85%
US Treasury Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,735,758	1,664,085
Gross Unrealized Gains	1,606	1,817
Gross Unrealized Losses	12,391	36,697
Investment securities available-for-sale, at fair value	1,724,973	1,629,205
Weighted Average Yield	1.31%	1.38%
US Government Sponsored Enterprises Debt Securities Member | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	42,140	25,021
Gross Unrealized Gains	380	39
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	42,520	25,060
Weighted Average Yield	1.61%	1.85%
US Government Sponsored Enterprises Debt Securities Member | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,603,245	1,087,453
Gross Unrealized Gains	1,168	1,678
Gross Unrealized Losses	9,936	12,715
Investment securities available-for-sale, at fair value	1,594,477	1,076,416
Weighted Average Yield	1.26%	1.26%
US Government Sponsored Enterprises Debt Securities Member | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	67,373	528,611
Gross Unrealized Gains	58	100
Gross Unrealized Losses	2,271	21,742
Investment securities available-for-sale, at fair value	65,160	506,969
Weighted Average Yield	1.72%	1.52%
US Government Sponsored Enterprises Debt Securities Member | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	23,000	23,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	184	2,240
Investment securities available-for-sale, at fair value	22,816	20,760
Weighted Average Yield	3.18%	3.12%
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	75,164	78,178
Gross Unrealized Gains	97	74
Gross Unrealized Losses	13,549	11,875
Investment securities available-for-sale, at fair value	61,712	66,377
Weighted Average Yield	6.04%	5.89%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,765	0
Gross Unrealized Gains	17	0
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	2,782	0
Weighted Average Yield	3.83%	0.00%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,024	6,228
Gross Unrealized Gains	38	45
Gross Unrealized Losses	0	85
Investment securities available-for-sale, at fair value	1,062	6,188
Weighted Average Yield	8.40%	4.64%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	22,552	23,147
Gross Unrealized Gains	2	0
Gross Unrealized Losses	2,331	1,978
Investment securities available-for-sale, at fair value	20,223	21,169
Weighted Average Yield	5.82%	6.33%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	48,823	48,803
Gross Unrealized Gains	40	29
Gross Unrealized Losses	11,218	9,812
Investment securities available-for-sale, at fair value	37,645	39,020
Weighted Average Yield	6.22%	5.84%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,934,652	2,474,765
Gross Unrealized Gains	14,181	19,554
Gross Unrealized Losses	38,803	76,023
Investment securities available-for-sale, at fair value	1,910,030	2,418,296
Weighted Average Yield	2.04%	2.06%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,687	5,131
Gross Unrealized Gains	87	101
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	3,774	5,232
Weighted Average Yield	2.66%	1.79%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	25,202	31,613
Gross Unrealized Gains	985	921
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	26,187	32,534
Weighted Average Yield	2.93%	2.98%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,905,763	2,438,021
Gross Unrealized Gains	13,109	18,532
Gross Unrealized Losses	38,803	76,023
Investment securities available-for-sale, at fair value	1,880,069	2,380,530
Weighted Average Yield	2.03%	2.05%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	509
Gross Unrealized Gains	0	4
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	0	513
Weighted Average Yield	0.00%	3.78%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	509
Gross Unrealized Gains	0	4
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	0	513
Weighted Average Yield	0.00%	3.78%
Collateralized Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	851,088	1,086,446
Gross Unrealized Gains	53,958	54,722
Gross Unrealized Losses	684	5,527
Investment securities available-for-sale, at fair value	904,362	1,135,641
Weighted Average Yield	3.88%	3.95%
Collateralized Mortgage Backed Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	419
Gross Unrealized Gains	0	24
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	0	443
Weighted Average Yield	0.00%	3.14%
Collateralized Mortgage Backed Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	27,339	15,921
Gross Unrealized Gains	1,597	833
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	28,936	16,754
Weighted Average Yield	4.68%	4.50%
Collateralized Mortgage Backed Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	147,182	62,373
Gross Unrealized Gains	7,314	3,058
Gross Unrealized Losses	1	1,214
Investment securities available-for-sale, at fair value	154,495	64,217
Weighted Average Yield	3.51%	4.12%
Collateralized Mortgage Backed Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	676,567	1,007,733
Gross Unrealized Gains	45,047	50,807
Gross Unrealized Losses	683	4,313
Investment securities available-for-sale, at fair value	720,931	1,054,227
Weighted Average Yield	3.93%	3.93%
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,351	3,178
Gross Unrealized Gains	1,271	1,109
Gross Unrealized Losses	0	171
Investment securities available-for-sale, at fair value	2,622	4,116
Weighted Average Yield	5.03%	4.06%
Other Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,234	12,242
Gross Unrealized Gains	72	69
Gross Unrealized Losses	0	141
Investment securities available-for-sale, at fair value	11,306	12,170
Weighted Average Yield	2.03%	2.09%
Other Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	0	0
Weighted Average Yield	0.00%	0.00%
Other Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,277	9,638
Gross Unrealized Gains	10	0
Gross Unrealized Losses	0	141
Investment securities available-for-sale, at fair value	9,287	9,497
Weighted Average Yield	1.69%	1.68%
Other Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,957	0
Gross Unrealized Gains	62	0
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	2,019	0
Weighted Average Yield	3.63%	0.00%
Other Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	2,604
Gross Unrealized Gains	0	69
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	$ 0	$ 2,673
Weighted Average Yield	0.00%	3.61%